Buffalo Growth & Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 85.0%	Shares	Value
Communication Services - 8.9%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	10,625	$424,893
		$–
Entertainment - 0.5%
Walt Disney Co.	7,605	846,817
		$–
Interactive Media & Services - 7.6%
Alphabet, Inc. - Class A	12,600	2,385,180
Alphabet, Inc. - Class C	13,000	2,475,720
Meta Platforms, Inc. - Class A	13,300	7,787,283
		12,648,183
Media - 0.5%
Comcast Corp. - Class A	22,500	844,425
Total Communication Services		14,764,318

Consumer Discretionary - 3.8%
Broadline Retail - 1.5%
Amazon.com, Inc. (a)	11,000	2,413,290
		$–
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	5,000	256,800
MGM Resorts International (a)	30,500	1,056,825
Starbucks Corp.	9,500	866,875
		2,180,500
Specialty Retail - 1.0%
Home Depot, Inc.	4,225	1,643,483
Total Consumer Discretionary		6,237,273

Consumer Staples - 4.8%
Beverages - 2.1%
PepsiCo, Inc.	5,550	843,933
Primo Brands Corp.	88,600	2,726,222
		3,570,155
Consumer Staples Distribution & Retail - 0.6%
Walmart, Inc.	10,350	935,123
		$–
Food Products - 1.2%
Lamb Weston Holdings, Inc.	18,400	1,229,672
Tyson Foods, Inc. - Class A	11,900	683,536
		1,913,208
Household Products - 0.6%
Procter & Gamble Co.	5,725	959,796
		$–
Personal Care Products - 0.3%
Kenvue, Inc.	27,000	576,450
Total Consumer Staples		7,954,732

Energy - 11.9%
Oil, Gas & Consumable Fuels - 11.9%
Crescent Energy Co. - Class A	150,000	2,191,500
Energy Transfer Equity LP	162,600	3,185,334
Enterprise Products Partners LP	46,650	1,462,944
Hess Corp.	9,875	1,313,474
Marathon Petroleum Corp.	12,126	1,691,577
Northern Oil and Gas, Inc.	63,400	2,355,944
Valero Energy Corp.	7,900	968,461
Viper Energy, Inc.	135,000	6,624,450
		19,793,684
Total Energy		19,793,684

Financials - 19.2%
Banks - 6.5%
Bank of America Corp.	63,000	2,768,850
Citigroup, Inc.	24,375	1,715,756
Citizens Financial Group, Inc.	40,750	1,783,220
JPMorgan Chase & Co.	14,000	3,355,940
Truist Financial Corp.	28,600	1,240,668
		10,864,434
Capital Markets - 4.4%
Blackrock, Inc.	1,100	1,127,621
CME Group, Inc.	4,025	934,726
Intercontinental Exchange, Inc.	11,100	1,654,011
S&P Global, Inc.	7,136	3,553,942
		7,270,300
Financial Services - 6.3%
Burford Capital Ltd.	180,800	2,305,200
Compass Diversified Holdings	72,000	1,661,760
Mastercard, Inc. - Class A	4,400	2,316,908
Visa, Inc. - Class A	12,925	4,084,817
		10,368,685
Insurance - 2.0%
Arthur J. Gallagher & Co.	11,575	3,285,564
Total Financials		31,788,983

Health Care - 8.5%
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	10,000	1,131,100
Medtronic PLC	7,400	591,112
		1,722,212
Health Care Providers & Services - 4.8%
Elevance Health, Inc.	3,375	1,245,038
HCA Healthcare, Inc.	8,100	2,431,215
McKesson Corp.	2,500	1,424,775
UnitedHealth Group, Inc.	5,600	2,832,816
		7,933,844
Pharmaceuticals - 2.7%
Eli Lilly & Co.	3,150	2,431,800
Johnson & Johnson	7,125	1,030,417
Merck & Co., Inc.	9,800	974,904
		4,437,121
Total Health Care		14,093,177

Industrials - 6.0%
Aerospace & Defense - 0.3%
Boeing Co. (a)	3,025	535,425
		$–
Commercial Services & Supplies - 1.2%
Cintas Corp.	11,200	2,046,240
		$–
Electrical Equipment - 0.3%
AMETEK, Inc.	2,500	450,650
		$–
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	3,450	779,320
		$–
Machinery - 1.5%
Parker-Hannifin Corp.	3,950	2,512,319
		$–
Professional Services - 1.7%
Equifax, Inc.	3,200	815,520
SS&C Technologies Holdings, Inc.	26,600	2,015,748
		2,831,268
Trading Companies & Distributors - 0.5%
Fastenal Co.	10,300	740,673
Total Industrials		9,895,895

Information Technology - 12.9%
Communications Equipment - 0.6%
Cisco Systems, Inc.	17,750	1,050,800
		$–
IT Services - 1.0%
International Business Machines Corp.	7,700	1,692,691
		$–
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology, Inc.	10,100	1,115,545
QUALCOMM, Inc.	9,075	1,394,102
Texas Instruments, Inc.	2,950	553,154
		3,062,801
Software - 4.7%
Microsoft Corp.	18,650	7,860,975
		$–
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	31,080	7,783,053
Total Information Technology		21,450,320

Materials - 3.4%
Chemicals - 0.8%
Chemours Co.	75,700	1,279,330
		$–
Construction Materials - 1.9%
CRH PLC	25,600	2,368,512
Martin Marietta Materials, Inc.	1,500	774,750
		3,143,262
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	43,700	1,186,892
Total Materials		5,609,484

Utilities - 5.6%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	15,700	1,448,011
Edison International	30,550	2,439,112
PG&E Corp.	82,600	1,666,868
		5,553,991
Independent Power and Renewable Electricity Producers - 1.6%
Vistra Corp.	19,300	2,660,891
		$–
Multi-Utilities - 0.6%
Sempra Energy	12,200	1,070,184
Total Utilities		9,285,066
TOTAL COMMON STOCKS (Cost $57,253,151)		140,872,932

CONVERTIBLE BONDS - 5.2%	Par	Value
Communication Services - 0.4%
Entertainment - 0.4%
Live Nation Entertainment, Inc., 2.00%, 02/15/2025	500,000	615,325

Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 2.8%
Royal Caribbean Cruises Ltd., 6.00%, 08/15/2025	1,000,000	4,636,375

Health Care - 1.3%
Biotechnology - 1.3%
Apellis Pharmaceuticals, Inc., 3.50%, 09/15/2026	300,000	347,550
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/2027	500,000	465,875
Exact Sciences Corp.
0.38%, 03/15/2027	100,000	92,800
0.38%, 03/01/2028	750,000	662,625
PTC Therapeutics, Inc., 1.50%, 09/15/2026	600,000	671,610
		2,240,460
Total Health Care		2,240,460

Industrials - 0.2%
Electrical Equipment - 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	500,000	365,625

Information Technology - 0.5%
Communications Equipment - 0.5%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	750,000	827,250
TOTAL CONVERTIBLE BONDS (Cost $4,974,133)		8,685,035

REAL ESTATE INVESTMENT TRUSTS - 4.3%	Shares	Value
Real Estate - 4.3%
Health Care REITs - 0.6%
Welltower, Inc.	7,900	995,637
		$–
Office REITs - 0.6%
NET Lease Office Properties	31,400	979,994
		$–
Specialized REITs - 3.1%
American Tower Corp.	3,200	586,912
Digital Realty Trust, Inc.	5,000	886,650
Equinix Inc.	1,100	1,037,179
Lamar Advertising Co. - Class A	9,968	1,213,505
Public Storage	5,000	1,497,200
		5,221,446
Total Real Estate		7,197,077
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,167,534)		7,197,077

CONVERTIBLE PREFERRED STOCKS - 1.2%	Shares	Value
Industrials - 0.7%
Aerospace & Defense - 0.7%
Boeing Co., 6.00%, 10/15/2027	20,000	1,217,800

Utilities - 0.5%
Electric Utilities - 0.5%
PG&E Corp., Series A, 6.00%, 12/01/2027	15,000	746,850
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,774,538)		1,964,650

PREFERRED STOCKS - 0.2%	Shares	Value
Financials - 0.2%
Financial Services - 0.2%
Compass Diversified Holdings, Series C, 7.88%, Perpetual	15,000	371,250
TOTAL PREFERRED STOCKS (Cost $319,968)		371,250

SHORT-TERM INVESTMENTS - 4.0%	Shares	Value
Money Market Funds - 4.0%
Fidelity Money Market Government Portfolio - Class I, 4.38% (b)	6,569,321	6,569,321
TOTAL SHORT-TERM INVESTMENTS (Cost $6,569,321)		6,569,321

TOTAL INVESTMENTS - 99.9% (Cost $76,058,645)		165,660,265
Other Assets in Excess of Liabilities - 0.1%		165,067
TOTAL NET ASSETS - 100.0%		$165,825,332
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo Growth & Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$140,872,932	$–	$–	$140,872,932
Convertible Bonds	–	8,685,035	–	8,685,035
Real Estate Investment Trusts	7,197,077	–	–	7,197,077
Convertible Preferred Stocks	1,964,650	–	–	1,964,650
Preferred Stocks	371,250	–	–	371,250
Money Market Funds	6,569,321	–	–	6,569,321
Total Investments	$156,975,230	$8,685,035	$–	$165,660,265

Refer to the Schedule of Investments for further disaggregation of investment categories.